Income Taxes (Reconciliations of Differences between Tax Provision Computed at Statutory Rate and Consolidated Provision for Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Income before Income Taxes	¥ 287,561	¥ 412,561	¥ 395,730
Tax provision computed at statutory rate	90,582	129,957	124,655
Increases (reductions) in taxes due to:
Change in valuation allowance	6,808	2,505	(329)
Nondeductible expenses	2,751	4,319	4,431
Nontaxable income	(1,629)	(3,612)	(15,176)
Effect of lower tax rates on certain subsidiaries	(12,895)	(24,862)	(17,950)
Effect of investor taxes on earnings of subsidiaries	4,590	3,039	(26,756)
Effect of the tax law and rate changes	1,158	(6,642)	(1,264)
Other, net	(618)	1,133	1,080
Provision for income taxes	¥ 90,747	¥ 105,837	¥ 68,691